Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Financial assets classified as held for trading: Trading assets: Trading securities 84,012 92,536 Other trading assets1 8,855 9,860 Total trading assets 92,867 102,396 Positive market values from derivative financial instruments 299,856 299,732 Total financial assets classified as held for trading 392,722 402,128 Non-trading financial assets mandatory at fair value through profit or loss: Securities purchased under resale agreements 63,855 59,931 Securities borrowed 17,414 18,355 Loans 1,037 895 Other financial assets mandatory at fair value through profit or loss 7,348 9,784 Total Non-trading financial assets mandatory at fair value through profit or loss 89,654 88,965 Financial assets designated at fair value through profit or loss: Loans 168 139 Other financial assets designated at fair value through profit or loss 0 0 Total financial assets designated at fair value through profit or loss 168 140 Total financial assets at fair value through profit or loss 482,545 491,233 1 Includes traded loans of € 8.0 billion and € 9.2 billion at December 31, 2022 and 2021 respectively.
Financial Liabilities at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Financial liabilities classified as held for trading: Trading liabilities: Trading securities 49,860 54,235 Other trading liabilities 756 483 Total trading liabilities 50,616 54,718 Negative market values from derivative financial instruments 282,418 287,109 Total financial liabilities classified as held for trading 333,035 341,827 Financial liabilities designated at fair value through profit or loss: Securities sold under repurchase agreements 48,517 53,364 Loan commitments 12 7 Long-term debt 5,250 3,699 Other financial liabilities designated at fair value through profit or loss 856 1,397 Total financial liabilities designated at fair value through profit or loss 54,634 58,468 Investment contract liabilities 469 562 Total financial liabilities at fair value through profit or loss 388,138 400,857
Changes in fair value of financial assets attributable to movements in counterparty credit risk [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Notional value of financial assets exposed to credit risk 168 136 Annual change in the fair value reflected in the Statement of Income 0 1 Cumulative change in the fair value 1 0 Notional of credit derivatives used to mitigate credit risk 90 98 Annual change in the fair value reflected in the Statement of Income 0 0 Cumulative change in the fair value 0 0
Changes in fair value of financial liabilities attributable to movements in the Groups credit risk [text block table]	Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk1 in € m. Dec 31, 2022 Dec 31, 2021 Presented in Other comprehensive Income Cumulative change in the fair value 77 7 Presented in Statement of income Annual change in the fair value reflected in the Statement of Income 0 0 Cumulative change in the fair value 0 0 1 The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.
Transfers of the cumulative gains or losses within equity during the period [text block table]	Transfers of the cumulative gains or losses within equity during the period in € m. Dec 31, 2022 Dec 31, 2021 Cumulative gains or losses within equity during the period 0 0
Amounts realized on derecognition of liabilities designated at FVtPL [text block table]	Amounts realized on derecognition of liabilities designated at fair value through profit or loss in € m. Dec 31, 2022 Dec 31, 2021 Amount presented in other comprehensive income realized at derecognition 0 0
Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Including undrawn loan commitments² 3,308 2,943 Excluding undrawn loan commitments 892 607 1 Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date. 2 The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.